Income taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
U.S. Statutory rates	21.00%	21.00%	34.00%
Foreign income not recognized in USA	(21.00%)	(21.00%)	(34.00%)
China income taxes	25.00%	25.00%	25.00%
Impact of tax rate in other jurisdictions	(4.20%)	(7.50%)	(6.40%)
Impact of tax reduction of Hong Kong profits tax	0.10%	0.00%	0.00%
Provisional re-measurement of deferred taxes	(0.00%)	(0.00%)	(0.90%)
Tax effect of non-deductible expenses	(8.20%)	(12.30%)	(10.10%)
Valuation allowance	(0.80%)	(2.20%)	(1.30%)
Under provision in respect of prior years	(0.30%)	(0.30%)	(0.00%)
Other	(0.50%)	(0.50%)	(2.50%)
Effective income taxes	11.10%	2.20%	3.80%